Leases - Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation charge of right-of-use assets	¥ 6,136	¥ 8,160	¥ 9,219
Interest expense (included in finance costs)	564	783	1,089
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	19,826	16,732	9,739
Office building
Leases
Depreciation charge of right-of-use assets	4,870	5,532	4,386
Interest expense (included in finance costs)	427	678
Charging stations
Leases
Depreciation charge of right-of-use assets	1,266	2,628	¥ 4,833
Interest expense (included in finance costs)	¥ 137	¥ 105